ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable
	December 31,
	2015	2014

Accounts receivable	$43,986,075	$55,638,744
Less: allowance for doubtful accounts	(738,101)	(1,874,330)
Accounts receivable, net	$43,247,974	$53,764,414

Schedule of Allowance for Doubtful Accounts
	December 31,
	2015	2014

Beginning balance	$1,874,330	$1,336,177
Provision/(Reverse) for doubtful accounts	(1,136,229)	538,153
Ending balance	$738,101	$1,874,330